Capital Stock - Stock Option Transactions (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($) shares $ / shares
Share Capital and Share-based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares)	2,100,000	2,900,000
Granted (in shares)	0	0
Exercised (in shares)	(1,700,000)	(600,000)
Forfeited/Expired (in shares)	0	(200,000)
Outstanding, ending balance (in shares)	400,000	2,100,000
Weighted average exercise price, beginning balance (in dollars per share) | $	$ 8.46	$ 8.03
Weighted average exercise price, granted (in dollars per share) | $	0.00	0.00
Weighted average exercise price, exercised (in dollars per share) | $	$ 7.87	$ 6.46
Weighted average exercise price, forfeited/expired (in dollars per share) | $ / shares	$ 0.00	$ 9.99
Weighted average exercise price, ending balance (in dollars per share) | $	$ 12.14	$ 8.46